Trade receivables	12 Months Ended
Dec. 31, 2020
Trade receivables.
Disclosure of Trade receivables [text block]

Note 24     Trade receivables

Amounts in US$ '000	2020	2019
Trade receivables	46,918	44,178
	46,918	44,178

As of December 31, 2020 and 2019, there are no balances that were aged by more than 3 months. Trade receivables that are aged by less than three months are not considered impaired.

The credit period for trade receivables is 30 days. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable. The Group does not hold any collateral as security related to trade receivables.

The carrying value of trade receivables is considered to represent a reasonable approximation of its fair value due to their short-term nature.